Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Jan. 29, 2014 Subsequent Event	Mar. 03, 2014 Registered Under Securities Act of 1933 Subsequent Event	Jan. 31, 2014 Unsecured Senior Notes Due February 2019 Senior Notes Subsequent Event	Apr. 30, 2011 US $500 Million Fixed Interest Bond Loans Payable	Jan. 31, 2014 US $500 Million Fixed Interest Bond Loans Payable Subsequent Event	Feb. 18, 2014 Revolving Credit Facility US $475 Million Revolving Credit Facility Subsequent Event	Jun. 30, 2013 Ship Finance Affiliated Entity	Feb. 18, 2014 Ship Finance Affiliated Entity Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares issued				53,068,404
Conversion of stock, percent shares eligible for conversion				92.00%
Issuance of common shares in private placement	$ 425,000,000	$ 300,000,000	$ 125,000,000
Stock issued during period, shares, new issues			13,513,514
Share Price			$ 9.25
Debt face amount					600,000,000	500,000,000
Coupon rate (as a percent)					6.25%
Debt instrument, settlement premium							45,000,000
Debt instrument, settlement premium, cash settlement							22,500,000
Debt instrument, settlement premium, deemed contribution							22,500,000
Proceeds from (repayments of) secured debt								475,000,000
Sale value (in US$ millions)									195,000,000	405,000,000
Sale leaseback transaction, amount of transaction									$ 600,000,000